Benefit Payments, Gratuity (Detail) (Gratuity, INR) In Millions, unless otherwise specified	Mar. 31, 2013
Gratuity
Benefit payments
2014	129.5
2015	136.8
2016	147.9
2017	166.7
2018	230.4
2019-2023	850.5